Fixed Assets - Additional Information (Details) $ in Thousands	6 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Jul. 24, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 10, 2014 USD ($)
Property Plant And Equipment
Number of vessels	33
TEU	9,288
Master Agreement
Property Plant And Equipment
Number of vessels		5
Advances for vessels under construction - related party					$ 30,224
Excess between the fair value of the contracted vessels and the contractual cash consideration			$ 36,417
Fair value of vessels under construction acquired		$ 347,917
Contracted price		$ 311,500
Master Agreement Product Carriers
Property Plant And Equipment
Number of vessels		2
DWT		50,000
Master Agreement Post Panamax
Property Plant And Equipment
Number of vessels		3
Advances for vessels under construction - related party	$ 15,818
Excess between the fair value of the contracted vessels and the contractual cash consideration	20,500
TEU		9,288
M/T Active
Property Plant And Equipment
Fair value of vessels acquired	$ 36,333
Date of vessel acquisition / sale	Mar. 31, 2015
Cash consideration for acquisition of vessel	$ 33,500
M/V Akadimos (renamed to "CMA CGM Amazon")
Property Plant And Equipment
Fair value of vessels acquired	$ 91,750
Date of vessel acquisition / sale	Jun. 10, 2015
Cash consideration for acquisition of vessel	$ 81,500
M/T Amadeus
Property Plant And Equipment
Fair value of vessels acquired	$ 36,333
Date of vessel acquisition / sale	Jun. 30, 2015
Cash consideration for acquisition of vessel	$ 33,500
M/T Active, M/V Akadimos (renamed to "CMA CGM Amazon"), and MT Amadeus
Property Plant And Equipment
Advances for vessels under construction - related party				$ 14,407
Excess between the fair value of the contracted vessels and the contractual cash consideration				$ 15,916
Fair value of vessels acquired	164,416
Amount of available cash paid for acquisition of vessel	76,111
Cash consideration for acquisition of vessel	148,500
Line of credit facility, maximum borrowing capacity	225,000
Line of credit facility amount drawn down	$ 72,389
M/T Agisilaos, M/T Avax and M/T Akeraios
Property Plant And Equipment
Number of vessels	3
Vessel improvement costs capitalized	$ 80